Annual Fund Operating Expenses	Dec. 31, 2020
Prospectus #1 | Delaware VIP Emerging Markets Series | Standard Class
Operating Expenses:
Management fees	1.24%
Distribution and service (12b-1) fees	none
Other expenses	0.12%
Total annual fund operating expenses	1.36%
Fee waivers and expense reimbursements	(0.13%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.23%
Prospectus #2 | Delaware VIP Emerging Markets Series | Service Class
Operating Expenses:
Management fees	1.24%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.12%
Total annual fund operating expenses	1.66%
Fee waivers and expense reimbursements	(0.13%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.53%
Prospectus #3 | Delaware VIP Small Cap Value Series | Standard Class
Operating Expenses:
Management fees	0.72%
Distribution and service (12b-1) fees	none
Other expenses	0.06%
Total annual fund operating expenses	0.78%
Prospectus #4 | Delaware VIP Small Cap Value Series | Service Class
Operating Expenses:
Management fees	0.72%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.06%
Total annual fund operating expenses	1.08%
Prospectus #5 | Delaware VIP Fund for Income Series | Standard Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.22%
Total annual fund operating expenses	0.87%
Fee waivers and expense reimbursements	(0.06%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.81%
Prospectus #5 | Delaware VIP Growth Equity Series | Standard Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.18%
Total annual fund operating expenses	0.83%
Fee waivers and expense reimbursements	(0.03%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
Prospectus #5 | Delaware VIP Equity Income Series | Standard Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Total annual fund operating expenses	0.82%
Fee waivers and expense reimbursements	(0.06%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.76%
Prospectus #5 | Delaware VIP Growth and Income Series | Standard Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.09%
Total annual fund operating expenses	0.74%
Fee waivers and expense reimbursements	(0.02%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.72%
Prospectus #5 | Delaware VIP Opportunity Series | Standard Class
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.22%
Total annual fund operating expenses	0.97%
Fee waivers and expense reimbursements	(0.14%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.83%
Prospectus #5 | Delaware VIP Limited Duration Bond Series | Standard Class
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.53%
Total annual fund operating expenses	1.03%
Fee waivers and expense reimbursements	(0.50%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.53%
Prospectus #5 | Delaware VIP Special Situations Series | Standard Class
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Total annual fund operating expenses	0.88%
Fee waivers and expense reimbursements	(0.08%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
Prospectus #5 | Delaware VIP International Series | Standard Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.18%
Total annual fund operating expenses	1.03%
Fee waivers and expense reimbursements	(0.17%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.86%
Prospectus #5 | Delaware VIP Total Return Series | Standard Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.41%
Total annual fund operating expenses	1.06%
Fee waivers and expense reimbursements	(0.20%)	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.86%
Prospectus #5 | Delaware VIP Investment Grade Series | Standard Class
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.31%
Total annual fund operating expenses	0.81%
Fee waivers and expense reimbursements	(0.18%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.63%
Prospectus #6 | Delaware VIP International Series | Service Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.18%	[13]
Total annual fund operating expenses	1.33%
Fee waivers and expense reimbursements	(0.17%)	[14]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.16%
Prospectus #7 | Delaware VIP Total Return Series | Service Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.41%
Total annual fund operating expenses	1.36%
Fee waivers and expense reimbursements	(0.20%)	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.16%
Prospectus #7 | Delaware VIP Investment Grade Series | Service Class
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.31%
Total annual fund operating expenses	1.11%
Fee waivers and expense reimbursements	(0.18%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.93%

[1]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual series operating expenses from exceeding 1.23% of the Series’ average daily net assets from April 30, 2021 through April 30, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[2]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual series operating expenses from exceeding 1.23% of the Series’ average daily net assets from April 30, 2021 through April 30, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[3]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.81% of the Series’ average daily net assets from April 30, 2021 through April 30, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[4]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.80% of the Series’ average daily net assets from April 30, 2021 through April 30, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[5]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.76% of the Series’ average daily net assets from April 30, 2021 through April 30, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[6]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.72% of the Series’ average daily net assets from April 30, 2021 through April 30, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[7]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets from April 30, 2021 through April 30, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[8]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.53% of the Series’ average daily net assets from April 30, 2021 through April 30, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[9]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.80% of the Series’ average daily net assets from April 30, 2021 through April 30, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[10]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.86% of the Series’ average daily net assets from April 30, 2021 through April 30, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[11]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.86% of the Series’ average daily net assets from April 30, 2021 through April 30, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[12]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.63% of the Series’ average daily net assets from April 30, 2021 through April 30, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[13]	“Other expenses” for Service Class are estimated for the current fiscal year.
[14]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 1.16% of the Series’ average daily net assets from April 30, 2021 through April 30, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[15]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 1.16% of the Series’ average daily net assets from April 30, 2021 through April 30, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[16]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.93% of the Series’ average daily net assets from April 30, 2021 through April 30, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.